Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Intangible assets not subject to amortization:
Trade names	¥ 47,360	¥ 25,883
Asset management contracts	167,147	0
Others	233	605
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	214,740	26,488
Intangible assets subject to amortization:
Software	92,310	82,425
Customer relationships	61,918	24,300
Others	26,495	15,488
Finite-Lived Intangible Assets, Gross, Total	180,723	122,213
Accumulated amortization	(72,238)	(58,384)
Net	108,485	63,829
Intangible Assets, Net (Excluding Goodwill), Total	¥ 323,225	¥ 90,317